INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS
Schedule of intangible assets

The details of intangible assets are as follows:

				Other intangible
	Goodwill	Software	License	assets	Total
Gross carrying amount:
Balance, December 31, 2017	680	8,387	84	635	9,786
Additions	—	2,328	14	19	2,361
Acquisition	422	1	2	—	425
Deductions	—	(51)	(11)	—	(62)
Reclassifications/translations	(36)	15	5	33	17
Balance, December 31, 2018	1,066	10,680	94	687	12,527
Accumulated amortization:
Balance, December 31, 2017	(21)	(5,714)	(71)	(450)	(6,256)
Amortization	—	(1,226)	(9)	(49)	(1,284)
Deductions	—	51	4	—	55
Reclassifications/translations	—	(7)	(5)	2	(10)
Balance, December 31, 2018	(21)	(6,896)	(81)	(497)	(7,495)
Net	1,045	3,784	13	190	5,032

				Other intangible
	Goodwill	Software	License	assets	Total
Gross carrying amount:
Balance, December 31, 2018	1,066	10,680	94	687	12,527
Additions	—	1,942	4	511	2,457
Acquisition	467	—	—	379	846
Deductions	(104)	(166)	(12)	(14)	(296)
Reclassifications/translations	3	24	10	8	45
Balance, December 31, 2019	1,432	12,480	96	1,571	15,579
Accumulated amortization:
Balance, December 31, 2018	(21)	(6,896)	(81)	(497)	(7,495)
Amortization	—	(1,165)	(357)	(145)	(1,667)
Deductions	—	71	2	14	87
Reclassifications/translations	—	(410)	343	9	(58)
Balance, December 31, 2019	(21)	(8,400)	(93)	(619)	(9,133)
Net	1,411	4,080	3	952	6,446

(i)   Goodwill resulted from the acquisition of Sigma (2008), Admedika (2010), data center PT Bina Data Mandiri ("BDM") (2012), Contact Centres Australia Pty. Ltd. (2014), PT Media Nusantara Data Global ("MNDG") (2015), Melon and PT Griya Silkindo Drajatmoerni ("GSDm") (2016), TSGN and Nutech (2017), SSI, CIP, and Telin Malaysia (2018), and PST (2019) (Note 1e).

(ii)  The amortization is presented as part of “Depreciation and Amortization” in the consolidated statements of profit or loss and other comprehensive income. The remaining amortization periods of software range from  1 to 5 years.

(iii) As of December 31, 2019, the cost of fully amortized intangible assets that are still utilized in operations amounted to Rp5,526 billion.